Accounting policies - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Jun. 30, 2021
Statement [Line Items]
Development costs	$ 43,027	$ 36,036
Restricted cash	$ 0	$ 0	$ 300
Bottom of range
Statement [Line Items]
Tax rate effect from change in tax rate	12.00%
Top of range
Statement [Line Items]
Tax rate effect from change in tax rate	13.00%
Weighted average
Statement [Line Items]
Tax rate effect from change in tax rate	10.30%